ACCOUNTS PAYABLE - Summary of Accounts Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Suppliers	$ 12,524,932	$ 8,033,328
Related parties (Note 19)	936,625	766,831
Accounts payable for investments in property, plant and equipment	853,185	3,245,273
Provisions for expenses	3,384,658	3,297,014
Total	$ 17,699,400	$ 15,342,446